Financial Information of Local Ownership VIEs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Jan. 31, 2013 Variable Interest Entity, Primary Beneficiary	Jan. 31, 2012 Variable Interest Entity, Primary Beneficiary	Jan. 31, 2013 Variable Interest Entity, Primary Beneficiary	Jan. 31, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2011 Variable Interest Entity, Primary Beneficiary
Financial information of local ownership VIEs
Cash	$ 59,320	$ 46,674	$ 55,547	$ 68,921	$ 174,960	$ 199,267	$ 6,322		$ 6,322		$ 30,372	$ 57,652
Accounts receivable	287,751		266,115	222,565			103,998		103,998		86,623	40,256
Other current assets	38,714		33,195	36,234			35,702		35,702		28,423	38,116
Goodwill	437,359		433,811	448,121	425,514		72,080		72,080		72,269	72,619
Other long-term assets	406,920		363,103	319,053			91,844		91,844		84,127	44,727
Total assets	2,878,844		2,715,982	2,788,155			309,946		309,946		301,814	253,370
Accounts payable	394,238		363,064	364,848			265,119		265,119		231,191	155,882
Other current liabilities	23,164		23,648	32,306			26,250		26,250		40,455	50,170
Accrued pension obligations							46,892		46,892		55,365	49,024
Other long-term liabilities	194,662		191,521	188,654			54,429		54,429		58,183	48,972
Total liabilities	2,290,741		2,053,515	2,040,792			392,690		392,690		385,194	304,048
Revenue	1,304,694	1,239,582	1,692,539	1,445,460	1,313,566		263,602	245,048	799,139	779,350	993,959	1,038,216
Net earnings (loss)	$ (87,281)	$ (47,316)	$ (95,000)	$ (65,269)	$ (76,502)		$ (5,323)	$ (6,834)	$ 694	$ 6,461	$ (3,589)	$ 5,650